Revenue - Schedule of Revenue (Details) - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Schedule of Revenue [Line Items]
Revenue		$ 48,440,725	$ 29,797,282
Revenue from subscriptions [Member]
Schedule of Revenue [Line Items]
Revenue		43,026,930	23,983,378
Revenue from advertisement [Member]
Schedule of Revenue [Line Items]
Revenue		3,677,664	4,455,020
Revenue from live events [Member]
Schedule of Revenue [Line Items]
Revenue		1,736,131	1,358,884
Goods and services transferred at a point in time [Member]
Schedule of Revenue [Line Items]
Revenue	[1]	1,736,131	1,358,884
Goods and services transferred over time [Member]
Schedule of Revenue [Line Items]
Revenue	[1]	$ 46,704,594	$ 28,438,398

[1]	The Group identified an error in the previously issued unaudited interim condensed consolidated financial statements. Revenue from advertisement was incorrectly classified as point in time as opposed to over time. This was identified when conducting a comparative analysis with the unaudited interim consolidated financial statements for the period ended 30 June 2024. The correction relates solely to disclosure and does not impact the reported revenue amount.